Related Party Transactions (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related companies of non-controlling stockholders	$ 334,383
Allowance for loan losses	(3,344)
Total	$ 331,039